SHORT-TERM BANK LOAN (Details) ¥ in Millions	Jan. 08, 2025 USD ($)	Jan. 08, 2025 CNY (¥)
Short-Term Debt [Abstract]
Working capital loan	$ 140,445	¥ 1.0
Short term debt, fixed interest rate	3.27%	3.27%